ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF COMPANY AND SUBSIDIARIES

Details of the Company and its subsidiaries (together the “Company” or the “Group”) are set out in the table as follows:

	Date of	Percentage of effective ownership		Place of	Principal
Name	incorporation	2021	2022	incorporation	activities
Primega Group Holdings Limited	April 14, 2022	Parent	Parent	Cayman Islands	Investment holdings

Celestial Power Group Limited	February 22, 2022	100%	100%	The British Virgin Islands	Investment holdings

Primega Construction Engineering Co. Limited	July 31, 2018	100%	100%	Hong Kong	Provision of (i) soil and rock transportation services; (ii) diesel oil trading and (iii) miscellaneous construction works, including ELS work